COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 - COMMITMENTS AND CONTINGENCIES

Lease commitment

Lisite Science leases office and warehouse space from Keenest, a related party, with annual rent of approximately $1,500 (RMB10,000) until July 20, 2021. Baileqi Electronic leases office and warehouse space from Shenzhen Baileqi S&T, a related party, with monthly rent of approximately $2,500 (RMB17,525) until May 31, 2021.

The future minimum lease payments for non-cancelable operating leases held by the Company as of June 30, 2020 was $28,643, which will be paid in fiscal year ended June 30, 2021.